Other Borrowings (Composition of Other Borrowings) (Details) (USD $)	Dec. 31, 2013
Federal Home Loan Bank borrowings:
Customer repurchase agreements with an average outstanding rate of .14% at December 31, 2013 and .17% at December 31, 2012	$ 4,600,552
Total other borrowings	12,100,552
Secured Note at 3.95% [Member]
Federal Home Loan Bank borrowings:
Federal Home Loan Bank borrowings	$ 7,500,000